Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	May 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 13, 2022
C000237980 [Member]
Account Value [Line Items]
Account Value	$ 15,218	$ 14,735	$ 14,688	$ 13,250	$ 12,144	$ 11,460	$ 12,092	$ 10,751	$ 10,810	$ 11,339	$ 11,278	$ 10,000
S&P Composite 1500 Total Return Index ($15,327) [Member]
Account Value [Line Items]
Account Value	$ 15,327	$ 14,611	$ 14,540	$ 13,357	$ 12,556	$ 11,792	$ 12,607	$ 11,427	$ 11,258	$ 11,192	$ 11,149	$ 10,000